INCOME TAXES - Unrecognized Tax Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Amount of unrecognized tax benefit which would impact effective tax rate if recognized		$ 1,000	$ 700	$ 600
Income Tax Examination
Potential range of amounts that could impact effective tax rate		$ 515	$ 217	$ 151
Minimum | Forecast
Income Tax Examination
Potential range of amounts that could impact effective tax rate	$ 0
Maximum | Forecast
Income Tax Examination
Potential range of amounts that could impact effective tax rate	$ 500